Nature of the Organization and Business - Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs (Details) - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
Jun. 30, 2025
BaiJiaYun Limited (“BJY”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Apr. 22, 2021
Place of Incorporation	Cayman Islands
Ownership Percentage	100.00%
Principal Activities	Investment holding
Baijiayun Global Ltd (“BJY Global”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	May 07, 2025
Place of Incorporation	Cayman Islands
Ownership Percentage	100.00%
Principal Activities	Investment holding
Baijiayun AI Limited [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	May 27, 2025
Place of Incorporation	Singapore
Ownership Percentage	100.00%
Principal Activities	Investment holding
BaiJia Cloud Limited (“BaiJiaYun HK”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	May 06, 2021
Place of Incorporation	Hong Kong
Ownership Percentage	100.00%
Principal Activities	Investment holding
Beijing Baishilian Technology Co., Ltd. (“BaiJiaYun WFOE”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Sep. 06, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Investment holding
Shenzhen Baishilian Technology Co., Ltd. (“Shenzhen Baishilian”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Oct. 27, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Nanning Baishilian Information Technology Co., Ltd. (“Nanning Baishilian”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Sep. 13, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Investment holding
Nanjing Baishilian Technology Co., Ltd. (“Nanjing Baishilian”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Jan. 21, 2022
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Zhejiang Baijiashilian Technology Co., Ltd. (“Zhejiang WFOE”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Dec. 28, 2022
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Investment holding
BaiJiaYun Group Co., Ltd. (“BaiJiaYun VIE”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	May 22, 2017
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Baijia Cloud Technology Co., Ltd. (“BaiJia Cloud Technology “) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Oct. 12, 2019
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Nanjing Baijia Cloud Technology Co., Ltd. (“Nanjing BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Jun. 13, 2018
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Baijiayun Information Technology Co., Ltd. (“BaiJiaYun Information Technology”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Jun. 18, 2019
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Guizhou Baijia Cloud Technology Co., Ltd. (“Guizhou BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Apr. 08, 2019
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Beijing Baijiayun Digital Technology Co., Ltd. (formerly known as Beijing Haoyu Xingchen Cultural Communication Co., Ltd.) (“Haoyu Xingchen”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Jun. 23, 2020
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Xi’an Baijiayun Information Technology Co., Ltd. (“Xi’an BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Jan. 07, 2021
Place of Incorporation	PRC
Ownership Percentage	51.00%
Principal Activities	Provision of cloud computing services
Henan Baijia Cloud Information Technology Co., Ltd. (“Henan BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Apr. 13, 2021
Place of Incorporation	PRC
Ownership Percentage	51.00%
Principal Activities	Provision of cloud computing services
Guangxi Weifang Technology Co., Ltd. (“Guangxi Weifang”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Nov. 03, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Shanghai BaiJiaYun Technology Co., Ltd. (“Shanghai BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Oct. 22, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Beijing Deran Technology Co., Ltd (“Beijing Deran”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	May 29, 2012
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Guangxi Hengsheng Information Technology Co., Ltd. (“Guangxi Hengsheng”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Sep. 16, 2022
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Guangxi Chuanghe Technology Co., Ltd. (“Guangxi Chuanghe”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Aug. 30, 2022
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
BaiJiaYun Technology Development (Shaanxi) Co., Ltd. (“Shaanxi BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Jan. 04, 2023
Place of Incorporation	PRC
Ownership Percentage	51.00%
Principal Activities	Provision of cloud computing services
Beijing Baijia Yunlong Technology Co., Ltd (“Baijia Yunlong”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Apr. 12, 2023
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Wuhan Qiyunshilian Technology Co., Ltd. (“Wuhan Qiyunshilian”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Jan. 13, 2021
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Xinjiang BaiJiaYun Technology Co., Ltd.(“Xinjiang BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Mar. 28, 2005
Place of Incorporation	PRC
Ownership Percentage	51.00%
Principal Activities	Provision of cloud computing services
Beijing Hydrogen Data Information Technology Co., Ltd. (“Beijing Hydrogen”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Dec. 01, 2014
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Zhejiang Baijiayun Technology Co., Ltd. (“Zhejiang BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Jan. 16, 2023
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Guangzhou BaiJiaYun Technology Co., Ltd.(“Guangzhou BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Apr. 16, 2024
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services
Wuhan Baijia Cloud Technology Co.,Ltd.(“Wuhan BaiJiaYun”) [Member]
Schedule of Company's Major Subsidiaries, VIEs and Subsidiaries of the VIEs [Line Items]
Date of Incorporation	Aug. 07, 2017
Place of Incorporation	PRC
Ownership Percentage	100.00%
Principal Activities	Provision of cloud computing services